Reinsurance Reinsurance (Ceded Credit Risk Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Ceded Credit Risk [Line Items]
Reinsurance Recoverables, Ceded	$ 449	$ 454
Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Ceded Credit Risk, Reinsurance Recoverables, Net	$ 446	$ 451
Ceded Credit Risk, Reinsurance Recoverables, Percentage	99.00%	99.00%
Ceded Credit Risk, Unsecured
Ceded Credit Risk [Line Items]
Reinsurance Recoverables, Ceded	$ 20	$ 19
Ceded Credit Risk, Unsecured | Five Largest Ceded Reinsurers [Member]
Ceded Credit Risk [Line Items]
Ceded Credit Risk, Reinsurance Recoverables, Net	$ 17	$ 16